Property, Plant and Equipment: (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Proerty Plant and Equipment
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	524,362	517,235
Accumulated Depreciation: Furniture and office equipment	(479,884)	(463,066)
Net: Furniture and office equipment	44,478	54,169
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	0
Net: Leasehold improvements		463
Cost: Venezuelan property and equipment	1,309,073	1,415,972
Accumulated Depreciation: Venezuelan property and equipment	(1,223,907)	(1,330,806)
Net: Venezuelan property and equipment	85,166	85,166
Cost: Mineral property	150,010
Net: Mineral property	150,010
Total Cost:	21,010,463	20,960,225
Total Accumulated Depreciation:	(1,744,981)	(1,834,599)
Total Net Property, Plant and Equipment:	$ 19,265,482	$ 19,125,626